Average Annual Total Returns	12 Months Ended	19 Months Ended
	Dec. 31, 2025	Dec. 31, 2025
Bloomberg Municipal Bond Index (reflects no deductions for fees and expenses)
Prospectus [Line Items]
Average Annual Return, Percent	5.03%	4.53%	[1]
Bloomberg Municipal Bond 5 Year Index (reflects no deductions for fees and expenses)
Prospectus [Line Items]
Average Annual Return, Percent	4.25%	3.92%	[1]
Bloomberg US Aggregate Bond Index (reflects no deductions for fees and expenses)
Prospectus [Line Items]
Average Annual Return, Percent	7.30%	6.13%	[2]
Bloomberg Intermediate US Government/Credit Index (reflects no deductions for fees and expenses)
Prospectus [Line Items]
Average Annual Return, Percent	6.97%	6.31%	[2]
Genter Capital Municipal Quality Intermediate ETF [Member]
Prospectus [Line Items]
Average Annual Return, Percent	5.10%	4.81%	[1]
Performance Inception Date		May 21, 2024
Genter Capital Municipal Quality Intermediate ETF [Member] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	5.10%	4.75%	[1]
Genter Capital Municipal Quality Intermediate ETF [Member] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	4.24%	4.38%	[1]
Genter Capital Taxable Quality Intermediate ETF [Member]
Prospectus [Line Items]
Average Annual Return, Percent	6.93%	6.52%	[2]
Performance Inception Date		May 21, 2024
Genter Capital Taxable Quality Intermediate ETF [Member] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	5.07%	4.71%	[2]
Genter Capital Taxable Quality Intermediate ETF [Member] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	4.07%	4.21%	[2]

[1]	The Fund commenced operations on May 21, 2024.
[2]	The Fund commenced operations on May 21, 2024.